                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                             GARTMORE MUTUAL FUNDS

               October 22, 2003, as supplemented November 6, 2003

Acquisition of all of the Assets, Subject to Liabilities, of the
                        NATIONWIDE LARGE CAP GROWTH FUND,
                                   a series of
                              GARTMORE MUTUAL FUNDS

                               By and in exchange
                                       for
 Class A shares, Class B shares, Class C and Institutional Services Class shares of the
                              GARTMORE GROWTH FUND,
                                also a series of
                              GARTMORE MUTUAL FUNDS

     This Statement of Additional  Information  ("SAI") relates  specifically to the  proposed  delivery of all of the  assets,  subject to  liabilities,  of the
Nationwide  Large Cap  Growth  Fund for  shares of  beneficial  interest  of the
Gartmore Growth Fund.

     This SAI consists of this Cover Page and the following  documents.  Each of these documents is enclosed with and is legally  considered to be a part of this
SAI:

1.   Gartmore Mutual Funds Combined Statement of Additional  Information,  dated
     October 29, 2003, as the same may be amended or  supplemented  from time to time.

2.   Projected (Pro Forma) after Transaction Financial Statements.

3.   Gartmore  Mutual Funds' Annual Reports to  Shareholders  for the year ended
     October 31, 2002, with respect to the Nationwide  Large Cap Growth Fund and the Gartmore Growth Fund.

4.   Gartmore Mutual Funds'  Semi-Annual  Reports to Shareholders for the period ended April 30, 2003, with respect to the Nationwide  Large Cap Growth Fund and the Gartmore Growth Fund.

This SAI is not a prospectus;  you should read this SAI in conjunction  with the
Prospectus/Proxy   Statement,   dated   October  22,   2003,   relating  to  the
above-referenced  transaction.  You can  request a copy of the  Prospectus/Proxy
Statement  by  calling  1-800-848-0920  or by writing to the Trust at 1200 River
Road, Conshohocken, Pennsylvania 19428.

                        Attachments to SAI (page 1 of 4)

     The Gartmore  Mutual Funds  Combined  Statement of Additional  Information,
dated  October  29,  2003,  is part of this  SAI  and  will be  provided  to all shareholders  requesting  this SAI. For the purposes of this EDGAR  filing,  the above-referenced  Statement of Additional  Information is incorporated herein by reference  to the  electronic  filing made on November 5, 2003  pursuant to Rule
497(c) of the  Securities  Act of 1933,  as  amended  [File Nos.  333-40455  and
811-08495].

                        Attachments to SAI (page 2 of 4)

     The following are unaudited projected (pro forma) financial statements that were prepared to indicate the anticipated  financial  information for the Growth
Fund following the completion of the Reorganization. They consist of a Pro Forma
Combining  Statement of Assets and Liabilities;  a Pro Forma Combining Statement
of Operations;  notes relating to the combining  Statements;  and a Combined Pro
Forma Schedule of Portfolio Investments.

 Gartmore Growth Fund
                           Nationwide Large Cap Growth
            Pro Forma Combining Statements of Assets and Liabilities
                              As of April 30, 2003
                                   (Unaudited)

                                        Gartmore Growth   Nationwide Large     Pro Forma          Pro Forma Combined
                                              Fund           Cap Growth       Adjustments             (Note 1)
                                        ----------------  -----------------  ----------------     ------------------
Assets:
Investment, at value
(cost $259,701,604; $37,874,268
and $297,575,872, respectively)              276,473,446       $ 35,138,173               $ -          $ 311,611,619
Interest and dividends receivable                 70,850             17,073                 -                 87,923
Receivable for investments sold                2,239,090                  -                 -              2,239,090
Receivable from Advisor                                -              3,989                 -                  3,989
Prepaid expenses and other assets                 25,255             14,433                 -                 39,688
                                        -----------------  -----------------  ----------------     ------------------
    Total Assets                             278,808,641         35,173,668                 -            313,982,309
                                        -----------------  -----------------  ----------------     ------------------

Liabilities:
Payable to custodian                               2,109            114,846                 -                116,955
Payable for investments purchased              3,927,536                  -                 -              3,927,536
Accrued expenses and other payables:
  Investment advisory fees                       131,692             22,571            (6,349) (a)           147,914
  Fund administration fees                       130,960             11,182                                  142,142
  Distribution fees                                3,771              6,784                                   10,555
  Administrative servicing fees                    2,691              4,209                 -                  6,900
  Other                                           83,123             17,546                 -                100,669
                                        -----------------  -----------------  ----------------     ------------------
    Total Liabilities                          4,281,882            177,138            (6,349)             4,452,671
                                        -----------------  -----------------  ----------------     ------------------
Net Assets                                 $ 274,526,759       $ 34,996,530           $ 6,349          $ 309,529,638
                                        =================  =================  ================     ==================
Represented by:
Capital                                    $ 597,325,780       $ 63,346,846               $ -          $ 660,672,626
Accumulated net investment income
(loss)                                           114,738            (49,226)            6,349  (a)            71,861
Accumulated net realized gains
(losses) from investment                    (339,685,601)       (25,564,995)                -           (365,250,596)
Net unrealized appreciation
(depreciation) on investments                 16,771,842         (2,736,095)                -             14,035,747
                                        -----------------  -----------------  ----------------     ------------------
Net Assets                                 $ 274,526,759       $ 34,996,530           $ 6,349          $ 309,529,638
                                        =================  =================  ================     ==================

Net Assets:
Class A Shares                               $ 5,341,581       $ 26,634,118             $ 656           $ 31,976,355
Class B Shares                                 3,319,699          1,717,705               103              5,037,507
Class C Shares                                    76,857             46,916                 3                123,776
Class D Shares                               203,399,010                  -             4,172            203,403,182
Institutional Services Class Shares           62,389,612          6,597,791             1,415             68,988,818
                                        -----------------  -----------------  ----------------     ------------------
    Total                                  $ 274,526,759       $ 34,996,530           $ 6,349          $ 309,529,638
                                        =================  =================  ================     ==================

Shares outstanding (unlimited number
    of shares authorized):
Class A Shares                                 1,081,691          3,925,263      1,468,249.84  (d)         6,475,204
Class B Shares                                   720,604            263,328        109,532.64  (d)         1,093,465
Class C Shares                                    16,670              7,191          2,984.91  (d)            26,846
Class D Shares                                40,733,759                  -                 -  (d)        40,733,759
Institutional Services Class Shares           12,473,640            963,741        355,364.33  (d)        13,792,745
                                        -----------------  -----------------  ----------------     ------------------
    Total                                     55,026,364          5,159,523         1,936,132             62,122,019
                                        =================  =================  ================     ==================

Net asset value and offering price
per share:
Class A Shares                                    $ 4.94             $ 6.79                 -                 $ 4.94
Class B Shares (b)                                $ 4.61             $ 6.52                 -                 $ 4.61
Class C Shares (c)                                $ 4.61             $ 6.52                 -                 $ 4.61
Class D Shares                                    $ 4.99                $ -                 -                 $ 4.99
Institutional Services Class Shares               $ 5.00             $ 6.85                 -                 $ 5.00

Maximum offering price per share
 (100%/(100%-maximum sales charge)
of net asset value adjusted to the
nearest cent):
Class A Shares                                    $ 5.24             $ 7.20                                   $ 5.24
Class C Shares                                    $ 4.66             $ 6.59                                   $ 4.66
Class D Shares                                    $ 5.23                $ -                                   $ 5.23
                                        -----------------  -----------------                       ------------------
Maximum Sales Charge - Class A Shares              5.75%              5.75%                                    5.75%
                                        -----------------  -----------------                       ------------------
Maximum Sales Charge - Class C Shares              1.00%              1.00%                                    1.00%
                                        -----------------  -----------------                       ------------------
Maximum Sales Charge - Class D Shares              4.50%         N/A                                           4.50%
                                        -----------------  -----------------                       ------------------

----------------------------------------

(a)  Change based on  assumption  that current  advisory fee  structure  for the
     Gartmore Growth Fund would have been in place as of April 30, 2003.
(b)  For Class B shares, the redemption price per share varies by length of time share are held.
(c)  For Class C shares,  the redemption price per share is reduced by 1.00% for shares held less than one year.
(d)  Shares  adjusted to reflect the purchase  into the Gartmore  Growth Fund at the corresponding classes net asset value.

                              Gartmore Growth Fund
                           Nationwide Large Cap Growth
                  Pro Forma Combining Statements of Operations
                   For the twelve months ended April 30, 2003
                                   (Unaudited)

                                     Gartmore Growth   Nationwide Large     Pro Forma        Pro Forma Combined
                                          Fund           Cap Growth       Adjustments             (Note 1)
                                     ---------------  -----------------  ----------------     ------------------

Investment Income:
Interest income                            $ 27,249           $ 9,534    $           -               $ 36,783
Dividend income                           2,621,824           384,633                -              3,006,457
                                     ---------------   ---------------   --------------     ------------------
     Total Income                         2,649,073           394,167                -              3,043,240
                                     ---------------   ---------------   --------------     ------------------

Expenses:
  Investment advisory fees                1,720,532           287,911          (80,927) (a)         1,927,516
  Fund administration and transfer
  agent fees                                487,090            65,709                -                552,799
  Distribution fees Class A                  12,629            69,832                                  82,461
  Distribution fees Class B                  34,457            18,150                -                 52,607
  Distribution fees Class C                     576               392                -                    968
  Administrative servicing fees
  Class A                                     1,184            39,352                -                 40,536
  Administrative servicing fees
  Class D                                    24,630                 -                -                 24,630
  Administrative servicing fees
  Institutional Service Class                     -            15,570                -                 15,570
  Professional fees                          43,581               749                -                 44,330
  Registration and filing fees               53,266            30,834          (30,000) (b)            54,100
  Printing expenses                         116,699               851                -                117,550
  Other                                      40,825            17,825                -                 58,650
                                     ---------------   ---------------   --------------     ------------------
     Total expenses before waived
       or reimbursed expenses              2,535,469           547,175         (110,927)             2,971,717
Expenses waived or reimbursed                     -           (25,347)          25,347                      -
                                     ---------------   ---------------   --------------     ------------------
     Total Expenses                       2,535,469           521,828          (85,580)             2,971,717
                                     ---------------   ---------------   --------------     ------------------
Net Investment Income (Loss)                113,604          (127,661)          85,580                 71,523
                                     ---------------   ---------------   --------------   --------------------

REALIZED/UNREALIZED GAINS
     (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on
     investment transactions            (83,924,915)      (11,285,246)               -            (95,210,161)
Net change in unrealized
     appreciation/depreciation on
     investments                         15,540,460         4,147,626                -             19,688,086
                                     ---------------   ---------------   --------------     ------------------
Net realized /unrealized gains
     (losses) on investments            (68,384,455)       (7,137,620)               -            (75,522,075)
                                     ---------------   ---------------   --------------     ------------------
CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                   $(68,270,851)     $ (7,265,281)        $ 85,580          $ (75,450,552)
                                     ===============   ===============   ==============     ==================

-------------------------------------
(a)  Change based on  assumption  that current  advisory fee  structure  for the
     Gartmore Growth Fund would have been in place during the period.
(b)  Change based on assumption  that cost would  decrease due to a reduction in duplication of state registration cost.

                           Gartmore Mutual Funds
                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

1.   Basis of Combination:

     The unaudited  Pro Forma  Combining  Statements of Assets and  Liabilities,
Statements  of  Operations,  and Schedule of Portfolio  Investments  reflect the accounts of two investment  portfolios offered by Gartmore Mutual Funds, an Ohio business  trust (the  "Trust"):  Nationwide  Large Cap Growth  Fund  ("Large Cap
Growth Fund") and Gartmore Growth Fund ("Growth  Fund")  (individually a "Fund,"
collectively   the   "Funds")   as   if   the   proposed   reorganization   (the
"Reorganization")  occurred  as of and for the year  ended  April  30,  2003 and taking into account contractual fee changes expected to have a continuing impact on the Funds. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2003.

     The Plan of Reorganization  provides that the Growth Fund would acquire all of the  assets  and  subject to  liabilities,  of the Large Cap  Growth  Fund in exchange  solely for  corresponding  classes of the Growth  Fund's  shares.  The
Reorganization  is  anticipated  to occur on or about  December  22,  2003  (the
"Closing Date").

     For accounting purposes,  the historical basis of assets and liabilities of the Growth Fund will survive the Reorganization.

     In exchange for the transfer of assets, subject to liabilities,  the Growth
Fund will issue to the Large Cap Growth Fund full and  fractional  shares of the corresponding  class of the Growth Fund, and the Large Cap Growth Fund will make a liquidating distribution of such shares to its shareholders.  The value of the shares  of the  Growth  Fund so  issued  will be  equal in value to the full and fractional shares of the Large Cap Growth Fund that are outstanding  immediately prior  to the  Reorganization.  At and  after  the  Reorganization,  all  debts, liabilities  and  obligations  of the Large Cap Growth  Fund will  attach to the assets so transferred to the Growth Fund and may thereafter be enforced  against the Growth Fund to the extent of the assets received as if such  liabilities had been incurred by it.

     The following is a summary of significant  accounting  policies followed by each  Fund in  preparation  of its  financial  statements.  The  preparation  of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP")  requires  management to make estimates and  assumptions  that  affect  the  reported  amounts  and  disclosures  in the financial statements. Actual results could differ from those estimates.

     Under generally accepted  accounting  principles,  the Growth Fund's basis, for purposes of determining  net asset value,  of the assets and  liabilities of the Large Cap  Growth  Fund will be the fair  market  value of such  assets  and liabilities  computed  as of the close of regular  trading of the New York Stock
Exchange  (normally  4:00 p.m.  eastern time) on the business day proceeding the
Closing  Date.  The Growth Fund will  recognize  no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

     It is the Growth  Fund's  intention  to qualify as a  regulated  investment company  under the Internal  Revenue Code and to  distribute  all of its taxable income, including any net realized gains to shareholders.  Net investment income and short-term gains are taxed as ordinary income.

                                       -1-

                              Gartmore Mutual Funds
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

Accordingly,  no  provision  for  federal  taxes is  required  in the  financial statements.

     The accompanying pro forma financial  statements represent the Growth Fund, and reflect the combined  results of  operations  of the Growth  Fund.  However, should the Reorganization be effected,  the historical  statements of operations of the Growth Fund will not be restated to take into account the addition of the
Large  Cap  Growth  Fund's  assets  and  liabilities.  The Pro  Forma  Combining
Statements of Assets and Liabilities, Statements of Operations, and Schedules of
Portfolio  Investments  should  be  read  in  conjunction  with  the  historical financial  statements of the Funds  incorporated by reference into the Statement of Additional Information.

2.   Expenses:

Investment Advisory Fees:

     Under the terms of an Investment Advisory  Agreement,  Gartmore Mutual Fund
Capital Trust  ("Gartmore")  manages the investment of the assets and supervises the daily  business  affairs of the Funds.  Gartmore  also  provides  investment management  evaluation  services in initially  selecting and  monitoring,  on an ongoing basis,  the performance of the subadviser for the Large Cap Growth Fund.
Goldman  Sachs  Asset  Management,  L.P.  ("GSAM")  manages all of the Large Cap
Growth  Fund's  investments  and has the  responsibility  for  making all of the day-to-day investment decisions for the Large Cap Growth Fund.

     Under  the  terms of the  Investment  Advisory  Agreement,  the  Funds  pay
Gartmore an annual  investment  advisory fee based on that Fund's  average daily net  assets.  From such fees,  for the Large Cap Growth  Fund,  pursuant  to the sub-advisory  agreement,  Gartmore  pays  fees to GSAM.  Additional  information regarding  investment  advisory fees for Gartmore and the  subadvisory fee is as follows for the year ended April 30, 2003:

                                            Fee     Total      Fees     Paid to
Fund                                   Schedule      Fees  Retained  Sub-adviser
------------ ---------------------------------- --------- --------- -----------
Growth Fund                  Up to $250 million     0.60%     0.60%          N/A
                       On the next $750 million    0.575%    0.575%
                         On the next $1 billion     0.55%     0.55%
                         On the next $3 billion    0.525%    0.525%
                         On $5 billion and more     0.50%     0.50%
------------ --------------------------------- ---------  --------- -----------
Large Cap                    Up to $150 million     0.80%     0.40%        0.40%
Growth Fund            On $150 million and more     0.70%     0.40%        0.30%

Fund Administration and Transfer Agency Fees:

     Under the terms of a Fund  Administration  Agreement,  Gartmore  SA Capital
Trust ("GSA") provides  various  administrative  and accounting  services to the
Funds. Gartmore Investor Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Funds. The fees for the services provided under both agreements are combined and calculated based on the
Trust's average daily net assets  according to the fee schedule below.  The fees are then

                                      -2-

                              Gartmore Mutual Funds
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

allocated  proportionately among all funds within the Trust in relation to the average  daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

                             Combined Fee Schedule*
            -------------------------------------------------------
                                       Up to $1 billion 0.25%
                   $1 billion and more up to $3 billion 0.18%
                   $3 billion and more up to $4 billion 0.14%
                   $4 billion and more up to $5 billion 0.07%
                  $5 billion and more up to $10 billion 0.04%
                 $10 billion and more up to $12 billion 0.02%
                                    $12 billion or more 0.01%
            -------------------------------------------------------
* The assets of the Gartmore  Investor  Destinations  Aggressive Fund,  Gartmore
Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations
Moderate Fund, Gartmore Investor Destinations  Moderately  Conservative Fund and
Gartmore  Investor  Destinations  Conservative  Fund  (together,  the  "Investor
Destinations  Funds") are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor  Destinations  Funds do not pay any part of this fee.

Pro Forma Adjustments and Pro Forma Combined Columns:

     The pro forma  adjustments and pro forma combined columns of the Statements of Operations  reflect the  adjustments  necessary to show expenses at the rates which would have been in effect if the Large Cap Growth Fund was included in the
Growth Fund for the year ended April 30, 2003.  The  investment  advisory fee in the pro forma combined column is calculated at the rate in effect for the Growth
Fund based  upon the  combined  net assets of the Large Cap Growth  Fund and the
Growth Fund.

     The pro forma Schedule of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at April 30, 2003.

Reorganization Expenses:

     The expenses of completing the  Reorganization,  including the costs of the solicitation of proxies, will be paid by Gartmore or one of its affiliates,  not by either of the Funds or their shareholders.

3.   Portfolio Valuation, Securities Transactions and Related Income:

     Securities for which market  quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time is as of the close of regular  trading on the New York Stock Exchange  (usually 4 p.m.  Eastern time).
Equity  securities  are valued at the last quoted sale price,  or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the  Trust's  Board of  Trustees.  Prices are taken from the primary market or exchange in which each security trades.

                                      -3-

                              Gartmore Mutual Funds
               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Trust's Board of Trustees. Short-term debt securities such as commercial  paper and U.S.  Treasury Bills having a remaining maturity  of 60 days  or less at the  time  of  purchase  are  considered  to be
"short-term" and are valued at amortized cost which approximates market value.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value  that  does not  represent  fair  value  in the  judgement  of the  Fund's investment  adviser  or  designee,  are valued at fair  value  under  procedures approved by the Trust's Board of Trustees.

     Security  transactions  are  accounted  for on the  date  the  security  is purchased or sold ("trade date").  Securities gains and losses are calculated on the identified  cost basis.  Interest  income is recognized on the accrual basis and includes,  where  applicable,  the  amortization  or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Gartmore Growth Fund / Nationwide Large Cap Growth Fund
Proforma Combined Schedule of Portfolio Investments               April 30, 2003
(Unaudited)
Fund 1 represents  Gartmore Growth Fund. Fund 2 represents the Nationwide  Large
Cap Growth Fund.

                             Proforma                                                                      Proforma
   Fund 1                    Combined                                   Fund 1            Fund 2           Combined
   Shares/      Fund 2       Shares/                                    Market            Market           Market
   Principal    Shares       Principal  Security Description            Value             Value            Value
--------------------------------------  ----------------------------    -----------       --------
Common Stocks  (100.2%)
Aerospace / Defense  (1.0%)
   60,000                      60,000   Lockheed Martin Corp.           $ 3,003,000  $                     $ 3,003,000
                                                                        -----------                        -----------
Agricultural Operations  (0.1%)
                 2,700          2,700   Monsanto Co.                                        46,980              46,980
                                                                                       -----------         -----------
Airlines  (0.5%)
   48,000                      48,000   JetBlue Airways Corp. (b)         1,508,640                          1,508,640
                                                                        -----------                        -----------
Analytical Instruments  (0.2%)
                11,700         11,700   Applera Corp.- Applied
                                        Biosystems Group                                   205,101             205,101

                11,500         11,500   Waters Corp. (b)                                   276,115             276,115
                                                                                       -----------         -----------
                                                                                           481,216             481,216
                                                                                       -----------         -----------
Automotive  (1.2%)
   44,400                      44,400   Advance Auto Parts, Inc. (b)      2,208,456                          2,208,456
   32,500                      32,500   Harley-Davidson, Inc.             1,444,300                          1,444,300
                                                                        -----------                        -----------
                                                                          3,652,756                          3,652,756
                                                                        -----------                        -----------
Banks  (0.6%)
                 4,700          4,700   Bank of America Corp.                              348,035             348,035
   43,500                      43,500   North Fork Bancorp.,              1,407,660                          1,407,660
                                        Inc.                            -----------                         ----------
                                                                          1,407,660        348,035           1,755,695
                                                                        -----------    -----------         -----------
Batteries  (0.0%)
                      1             1   Energizer Holdings, Inc. (b)                            29                  29
                                                                                       -----------         -----------
Biotechnology  (2.3%)
  110,000        7,688        117,688   Amgen, Inc. (b)                   6,744,100        471,351           7,215,451
                                                                        -----------    -----------         -----------
Broadcast Media / Cable Television  (4.4%)
  238,700                     238,700   AOL Time Warner, Inc. (b)         3,265,416                          3,265,416
  106,300        6,000        112,300   Clear Channel                     4,157,393        234,660           4,392,053
                                        Communications, Inc. (b)
   59,000       12,400         71,400   Fox Entertainment Group,          1,498,600        314,960           1,813,560
                                        Inc. (b)
                 2,200          2,200   The McGraw-Hill                                    128,458             128,458
                                        Companies, Inc.
   86,000        4,770         90,770   Viacom, Inc. Class B (b)          3,733,260        207,066           3,940,326
                                                                        -----------    -----------         -----------
                                                                         12,654,669        885,144          13,539,813
                                                                        -----------    -----------         -----------
Business Services  (2.0%)
   68,000                      68,000   Aramark Corp.                     1,561,280                          1,561,280
                 8,300          8,300   Bearingpoint, Inc. (b)                              67,811              67,811
   72,800        4,600         77,400   First Data Corp.                  2,855,944        180,458           3,036,402
   50,000                      50,000   Fiserv, Inc. (b)                  1,472,000                          1,472,000

                                                                        -----------    -----------         -----------
                                                                          5,889,224        248,269          6,137,493
                                                                        -----------    -----------         -----------
Capital Goods  (4.9%)
  451,900       68,000        519,900   General Electric Co.             13,308,455      2,002,600          15,311,055
                                                                        -----------    -----------         -----------
Chemicals  (0.4%)
   23,000                      23,000   Praxair, Inc.                     1,335,840                          1,335,840
                                                                        -----------                        -----------
Commercial Services  (0.1%)
                 4,500          4,500   Deluxe Corp.                                       198,045            198,045
                                                                                       -----------         -----------
Communication Equipment  (1.1%)
                15,300         15,300   Motorola, Inc.                                     121,023             121,023
  200,000                     200,000   Zimmer Holdings, Inc. (b)         3,314,000                          3,314,000
                                                                        -----------    -----------         -----------
                                                                          3,314,000        121,023           3,435,023
                                                                        -----------    -----------         -----------

Communications  (0.0%)
                   900            900   Comcast Corp. Class A                               28,719              28,719
                                                                                       -----------         -----------
Computer Data Security  (0.1%)
                10,500         10,500   SanDisk Corp. (b)                                  254,100             254,100
                                                                                       -----------         -----------
Computer Equipment  (3.9%)
  220,000       29,600        249,600   Dell Computer Corp. (b)           6,360,200        855,736           7,215,936
  340,000                     340,000   EMC Corp. (b)                     3,090,600                          3,090,600
                 2,100          2,100   Hewlett-Packard Co.                                 34,230              34,230
   14,000        2,200         16,200   International Business            1,188,600        186,780           1,375,380
                                        Machines Corp.
                 4,000          4,000   Lexmark International                              298,040             298,040
                                        Group, Inc. Class A
                                                                        -----------    -----------         -----------
                                                                         10,639,400      1,374,786          12,014,186
                                                                        -----------    -----------         -----------
Computer Networks  (2.0%)
  385,000       36,000        421,000   Cisco Systems, Inc. (b)           5,790,400        541,440           6,331,840
                                                                        -----------    -----------         -----------
Computer Software & Services  (10.0%)
   42,000                      42,000   Affiliated Computer               2,003,400                          2,003,400
                                        Services, Inc. Class A (b)
                12,000         12,000   BMC Software, Inc. (b)                             179,040             179,040
   72,000                      72,000   Cognos, Inc. (b)                  1,954,080                          1,954,080
                 5,000          5,000   Electronic Arts, Inc. (b)                          296,350             296,350
                 1,500          1,500   Intuit, Inc. (b)                                    58,170              58,170
   70,000                       70,000  Mercury Interactive Corp.         2,375,800                          2,375,800
  484,000       75,900        559,900   Microsoft Corp.                  12,375,880      1,940,763          14,316,643
  265,000       40,800        305,800   Oracle Corp. (b)                  3,148,200        484,704           3,632,904
   58,500                      58,500   SAP AG ADR                        1,492,335                          1,492,335
                10,300         10,300   SunGard Data Systems,                              221,450             221,450
                                        Inc. (b)
   82,800        8,600         91,400   Symantec Corp. (b)                3,639,060        377,970           4,017,030
                 3,500          3,500   Unisys Corp. (b)                                    36,400              36,400

                                                                        -----------    -----------         -----------
                                                                         26,988,755      3,594,847          30,583,602
                                                                        -----------    -----------         -----------
Conglomerates  (0.4%)
   10,200                      10,200   3M Co.                            1,285,608                          1,285,608
                                                                        -----------                        -----------
Construction & Building Materials  (0.1%)
                 5,700          5,700   Sherwin-Williams Co.                               158,916             158,916
                                                                                       -----------         -----------
Consumer Non-Cyclical  (0.0%)
                 4,000          4,000   Estee Lauder Co., Inc.                             130,000             130,000
                                        (The) Class A                                  -----------         -----------
Consumer Products  (2.2%)
   27,100                      27,100   Alberto-Culver Co. Class          1,335,488                          1,335,488
                                        B
                 2,500          2,500   Avon Products, Inc.                                145,425             145,425
                 4,300          4,300   Clorox Co. (The)                                   194,446             194,446
                 6,500          6,500   Colgate-Palmolive Co.                              371,605             371,605
   43,990        7,900         51,890   The Procter & Gamble Co.          3,952,502        709,815           4,662,317
                 1,800          1,800   Whirlpool Corp.                                     96,282              96,282

                                                                        -----------    -----------         -----------
                                                                          5,287,990      1,517,573           6,805,563
                                                                        -----------     -----------        -----------
Containers  (0.1%)
                 4,100          4,100   Ball Corp.                                         230,256             230,256
                                                                                       -----------         -----------
Credit Reporting Services  (0.1%)
                 8,100          8,100   Moody's, Inc.                                      391,149             391,149
                                                                                       -----------         -----------
Crude Petroleum & Natural Gas  (0.0%)
                 1,866          1,866   XTO Energy, Inc.                                    36,387              36,387
                                                                                       -----------         -----------
Drugs  (12.0%)
   65,000        6,100         71,100   Abbott Laboratories               2,640,950        247,843           2,888,793
                   800            800   Biogen, Inc. (b)                                    30,392              30,392
   31,000                      31,000   Biovail Corp. (b)                 1,120,650                          1,120,650
                 4,400          4,400   Chiron Corp. (b)                                   179,652             179,652
                 1,700          1,700   Eli Lilly & Co.                                    108,494             108,494
                   600            600   Forest Laboratories, Inc.                           31,032              31,032
                                        Class A
                 4,100          4,100   Genentech, Inc.                                    155,759             155,759
   13,000                      13,000   Medicis Pharmaceutical              749,320                            749,320
                                        Corp. (b)
                 9,600          9,600   Medimmune, Inc. (b)                                338,592             338,592
  109,600       16,400        126,000   Merck & Co., Inc.                 6,376,528        954,152           7,330,680
  530,160       64,355        594,515   Pfizer, Inc.                     16,302,420      1,978,917          18,281,337
   50,000                      50,000   Teva Pharmaceutical               2,335,000                          2,335,000
                                        Industries Ltd.
   98,300        1,900        100,200   Wyeth                             4,278,999         82,707           4,361,706
                                                                        -----------    -----------         -----------
                                                                         33,803,867      4,107,540          37,911,407
                                                                        -----------    -----------         -----------
Drugs & Healthcare  (0.2%)
                 4,200          4,200   Aetna, Inc.                                        209,160             209,160
                 8,400          8,400   Health Net, Inc. (b)                               219,156             219,156
                 4,000          4,000   Humana, Inc. (b)                                    44,200              44,200
                                                                                       -----------         -----------
                                                                                           472,516             472,516
                                                                                       -----------         -----------
Educational Services  (0.0%)
                 1,700          1,700   Apollo Group, Inc. (b)                              92,138              92,138
                                                                                       -----------         -----------
Electric Services  (0.0%)
                 5,550          5,550   Vishay Intertechnology,                             69,375              69,375
                                        Inc. (b)                                       -----------         -----------
Electrical Equipment  (0.1%)
                 2,600          2,600   Agilent Technologies, Inc. (b)                      41,652              41,652
                 3,300          3,300   Grainger (W.W.), Inc.                              152,295             152,295
                 1,800          1,800   Rockwell International                              41,040              41,040
                                        Corp.                                          -----------         -----------
                                                                                           234,987             234,987
                                                                                       -----------         -----------
Electronics  (0.2%)
                 7,300          7,300   Arrow Electronics, Inc. (b)                        123,224            123,224
                14,800         14,800   Avnet, Inc.(b)                                     188,700            188,700
                 1,800          1,800   Fisher Scientific                                   51,858             51,858
                                        International, Inc. (b)
                 6,200          6,200   Jabil Circuit, Inc. (b)                            115,940            115,940
                                                                                       -----------         -----------
                                                                                           479,722            479,722
                                                                                       -----------        -----------
Entertainment  (0.2%)
   22,600                      22,600   Carnival Corp.                      623,534                            623,534
                                                                        -----------                        -----------
Financial  (0.0%)
                 1,200          1,200   Countrywide Credit                                  81,120              81,120
                                        Industries, Inc.                               -----------         -----------
Financial / Banks  (0.1%)
                 3,500          3,500   Bear Stearns Cos., Inc.                            233,940             233,940
                                                                                       -----------         -----------
Financial Services  (8.5%)
   77,100        8,900         86,000   American Express Co.              2,919,006        336,954           3,255,960
   52,500                      52,500   Capital One Financial             2,198,175                          2,198,175
                                        Corp.
  115,000        9,800        124,800   Citigroup, Inc.                   4,513,750        384,650           4,898,400
   71,500        2,900         74,400   Fannie Mae                        5,175,885        209,931           5,385,816
   24,600        3,800         28,400   Freddie Mac                       1,424,340        220,020           1,644,360
   50,000                      50,000   Legg Mason, Inc.                  2,715,000                          2,715,000
                 3,700          3,700   Lehman Brothers Holdings,                          232,989             232,989
                                        Inc.
                 6,300          6,300   Marsh & McLennan Cos.,                             300,384             300,384
                                        Inc.
   77,500       15,250         92,750   MBNA Corp.                        1,464,750        288,225           1,752,975
   45,600                      45,600   Morgan Stanley                    2,040,600                          2,040,600
                 8,400          8,400   Prudential Financial, Inc.                         268,548             268,548
                 1,300          1,300   SLM Corp.                                          145,600             145,600
   31,650                      31,650   Wells Fargo & Co.                 1,527,429                          1,527,429

                                                                        -----------    -----------         -----------
                                                                         23,978,935      2,387,301          26,366,236
                                                                        -----------    -----------         -----------
Food & Beverage  (4.3%)
  105,900        5,500        111,400   Coca-Cola Co.                     4,278,360        222,200           4,500,560
   25,000                      25,000   Kellogg Co.                         818,500                            818,500
                 9,300          9,300   Kraft Foods, Inc. Class A                          287,370             287,370
  140,000        5,600        145,600   PepsiCo, Inc.                     6,059,200        242,368           6,301,568
                 1,000          1,000   Performance Food Group                              35,080              35,080
                                        Co. (b)
   34,000       17,700         51,700   Sysco Corp.                         976,820        508,521           1,485,341
                                                                        -----------    -----------         -----------
                                                                         12,132,880      1,295,539          13,428,419
                                                                        -----------    -----------         -----------
Food / Beverage & Related  (0.1%)
                 3,100          3,100   Archer-Daniels-Midland                              34,348              34,348
                                             Co.
                21,500         21,500   Tyson Foods, Inc. Class                            207,045             207,045
                                                                                       -----------         -----------
                                                                                           241,393             241,393
                                                                                       -----------         -----------
Freight Transportation   (0.0%)
                 2,300          2,300   Airborne, Inc.                                      45,678              45,678
                                                                                       -----------         -----------
Gold Ores  (0.0%)
                 5,400          5,400   Freeport-McMoRan Copper                             93,474              93,474
                                        & Gold, Inc.                                   -----------         -----------
Health Services  (0.1%)
                 6,200          6,200   PacifiCare Health                                  197,408             197,408
                                        Systems, Inc. (b)                              -----------         -----------
Healthcare  (8.6%)
                 5,200          5,200   Becton Dickinson & Co.                             184,080             184,080
   75,000        9,900         84,900   Boston Scientific Corp. (b)       3,228,750        426,195           3,654,945
   20,000        8,618         28,618   Cardinal Health, Inc.             1,105,600        476,403           1,582,003
   36,000                      36,000   Express Scripts, Inc. (b)         2,122,560                          2,122,560
  184,400       27,400        211,800   Johnson & Johnson                10,392,784      1,544,263          11,937,047
   50,000        3,300         53,300   Medtronic, Inc.                   2,387,000        157,542           2,544,542
   40,000                      40,000   St. Jude Medical, Inc. (b)        2,098,400                          2,098,400
                 1,600          1,600   Stryker Corp.                                      107,216             107,216
   17,500        2,100         19,600   UnitedHealth Group, Inc.          1,612,275        193,473           1,805,748
    8,800                       8,800   WellPoint Health Networks,          668,272                            668,272
                                        Inc. (b)                        -----------                        -----------
                                                                         23,615,641      3,089,172          26,704,813
                                                                        -----------    -----------         -----------
Hospital & Medical Service Plans  (0.0%)
                 1,000          1,000   Mid Atlantic Medical                                43,550              43,550
                                        Services, Inc. (b)                             -----------         -----------
Insurance  (1.6%)
   84,000        1,600         85,600   American International            4,867,800         92,720           4,960,520
                                        Group, Inc.
                 2,700          2,700   CNA Financial Corp. (b)              64,665                             64,665
                 3,800          3,800   MetLife, Inc.                                      109,174             109,174
                                                                                       -----------         -----------
                                                                          4,867,800        266,559           5,134,359
                                                                        -----------    -----------         -----------
Life Insurance  (0.1%)
                 7,500          7,500   Principal Financial Group                          218,250             218,250
                                                                                       -----------         -----------
Manufacturing  (0.7%)
   29,900                      29,900   Danaher Corp.                     2,062,502                          2,062,502
                                                                        -----------                        -----------
Medical Products  (1.4%)
   52,500        2,100         54,600   Genzyme Corp. (b)                 2,114,700         84,588           2,199,288
   40,000        8,600         48,600   Zimmer Holdings, Inc. (b)         1,876,000        403,340           2,279,340
                                                                        -----------    -----------         -----------
                                                                          3,990,700        487,928           4,478,628
                                                                        -----------    -----------         -----------
Metal Processors  (0.0%)
                 1,800          1,800   Thermo Electron Corp. (b)                           32,706              32,706
                                                                                       -----------         -----------
Multimedia  (0.0%)
                 2,900          2,900   Cox Radio, Inc. (b)                                 66,149              66,149
                 3,600          3,600   Hearst - Argyle Television,                         86,724              86,724
                                        Inc. (b)                                       -----------         -----------
                                                                                           152,873             152,873
                                                                                       -----------         -----------
Oil & Gas  (1.2%)
   21,340                      21,340   Apache Corp.                      1,221,715                          1,221,715
   55,000                      55,000   Murphy Oil Corp.                  2,290,750                          2,290,750
                14,700         14,700   Transocean Sedco Forex,                            280,035             280,035

                                                                        -----------    -----------         -----------
                                                                          3,512,465        280,035           3,792,500
                                                                        -----------    -----------         -----------
Oil Equipment & Services  (0.1%)
                 8,900          8,900   Halliburton Co.                                    190,549             190,549
                                                                                       -----------         -----------
Pharmaceuticals  (0.1%)
                 9,300          9,300   McKesson Corp.                                     257,982             257,982
                 4,800          4,800   Millenium Pharmaceuticals,                          52,800              52,800
                                        Inc. (b)                                       -----------         -----------
                                                                                           310,782             310,782
                                                                                       -----------         -----------
Photography  (0.0%)
                 4,500          4,500   Eastman Kodak Co.                                  134,595             134,595
                                                                                       -----------         -----------
Restaurants  (0.9%)
   40,000                      40,000   Applebee's International,         1,096,000                          1,096,000
                                        Inc.
   57,200                      57,200   Brinker International, Inc. (b)   1,816,100                          1,816,100
                                                                        -----------                        -----------
                                                                          2,912,100                          2,912,100
                                                                        -----------                        -----------
Retail  (11.8%)
   48,000                      48,000   Abercrombie & Fitch Co. (b)       1,578,240                          1,578,240
                14,500         14,500   Amazon.com, Inc. (b)                               415,715             415,715
                 8,500          8,500   CVS Corp.                                          205,785             205,785
                 2,000          2,000   Dillard's, Inc., Class A                            27,960              27,960
  142,500        5,400        147,900   Home Depot, Inc.                  4,008,525        151,902           4,160,427
   49,000                      49,000   Kohl's Corp. (b)                  2,783,200                          2,783,200
  140,000                     140,000   Lowe's Companies, Inc.            6,144,600                          6,144,600
                18,600         18,600   Penney (J.C), Co., Inc.                            317,316             317,316
                 1,000          1,000   Ross Stores, Inc.                                   37,900              37,900
                 7,900          7,900   Saks, Inc. (b)                                      70,705              70,705
                21,200         21,200   Staples, Inc. (b)                                  403,648             403,648
                14,600         14,600   Starbucks Corp. (b)                                342,954             342,954
                 2,100          2,100   Supervalu, Inc.                                     34,587              34,587
  164,000                     164,000   Target Corp.                      5,484,160                          5,484,160
  313,500                     313,500   The Gap, Inc.                     5,213,505                          5,213,505
                 4,100          4,100   TJX Cos., Inc.                                      78,925              78,925
                 6,100          6,100   Toys 'R' Us, Inc. (b)                               62,525              62,525
  102,597       27,600        130,197   Wal-Mart Stores, Inc.             5,778,263      1,554,432           7,332,695
   54,000        6,500         60,500   Williams-Sonoma, Inc. (b)         1,397,520        168,220           1,565,740
                                                                        -----------    -----------         -----------
                                                                         32,388,013      3,872,574          36,260,587
                                                                        -----------    -----------         -----------
Semiconductors  (7.7%)
 1,000,000                  1,000,000   Agere Systems, Inc. Class         1,790,000                          1,790,000
                                        A (b)
   62,600                      62,600   Analog Devices, Inc. (b)          2,073,312                          2,073,312
  123,000        4,400        127,400   Applied Materials, Inc. (b)       1,795,800         64,240           1,860,040
  141,000                     141,000   Emulex Corp.(b)                   2,889,090                          2,889,090
  508,600       48,000        556,600   Intel Corp.                       9,358,240        883,200          10,241,440
   33,000                      33,000   KLA-Tencor Corp. (b)              1,353,000                          1,353,000
   45,300                      45,300   Maxim Integrated Products,        1,779,837                          1,779,837
                                        Inc.
   50,000                      50,000   Novellus Systems, Inc. (b)        1,402,000                          1,402,000
                 7,000          7,000   Texas Instruments, Inc.                            129,430             129,430

                                                                        -----------     -----------        -----------
                                                                         22,441,279      1,076,870          23,518,149
                                                                        -----------    -----------         -----------
Services  (0.1%)
                 5,300          5,300   Manpower, Inc.                                     174,264             174,264
                                                                                       -----------         -----------
Technology  (0.0%)
                11,800         11,800   Ingram Micro, Inc. (b)                             118,000             118,000
                                                                                       -----------         -----------
Telecommunications  (2.3%)
                 3,500          3,500   Advanced Fibre                                      53,550              53,550
                                        Communications, Inc. (b)
  305,000        8,800        313,800   AT&T Wireless Services,           1,970,300         56,848           2,027,148
                                        Inc. (b)
   64,000                      64,000   Juniper Networks, Inc.              654,080                            654,080
                 2,600          2,600   Nextel Communications,                              38,454              38,454
                                        Inc. (b)
   52,500       16,400         68,900   Qualcomm, Inc.                    1,674,225        522,996           2,197,221
                14,900         14,900   Qwest Communications                                56,173              56,173
                                        International, Inc. (b)
                11,600         11,600   SBC Communications,                                270,976             270,976
                                        Inc.
                 7,400          7,400   Sprint Corp. (FON Group)                            85,174              85,174
                 3,100          3,100   US Cellular Corp. (b)                               74,555              74,555
   40,600                      40,600   Verizon Communications,           1,517,628                          1,517,628
                                        Inc.
                     1              1   Worldcom, Inc. (b)                                       0                   0

                                                                        -----------    -----------         -----------
                                                                          5,816,233      1,158,726           6,974,959
                                                                        -----------    -----------         -----------
Telephone Communication  (0.0%)
                 8,900          8,900   PanAmSat Corp. (b)                                 153,970              153,970
                                                                                       -----------         -----------
Video Tape Rental  (0.0%)
                 3,500          3,500   Blockbuster, Inc.                                   62,580              62,580
                                                                                       -----------        -----------
Waste Disposal  (0.0%)
                 2,800          2,800   Waste Management, Inc.                              60,816              60,816
                                                                                       -----------         -----------
Wholesale Durable Goods  (0.1%)
                10,600         10,600   Petsmart, Inc. (b)                                 160,378             160,378

                                                                        ------------   -----------         -----------
Total Common Stock                                                      274,956,446     35,138,173         310,094,619
                                                                        -----------    -----------         -----------
Commercial Paper  (0.5%)
Insurance  (0.5%)
$ 1,517,000               $ 1,517,000   Allstate Corp.,  1.34%,           1,517,000                          1,517,000
                                        05/01/03                        -----------                        -----------
Total Commercial Paper                                                    1,517,000                          1,517,000
                                                                        -----------                        -----------
Total Investments   -   100.7% (Cost $259,701,604;
                        $37,874,268 and $297,575,872;
  Respectively) (a)                                                   $ 276,473,446   $ 35,138,173       $ 311,611,619
                                                                        ===========    ===========         ===========
------------

(a)  Cost for federal income tax and financial  reporting  purposed  differ from value by net unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.

The categories of investments are shown as a percentage of the proforma combined net assets.

See notes to financial statements.

                        ATTACHMENTS TO SAI (PAGE 3 OF 4)

                      GARTMORE MUTUAL FUNDS ANNUAL REPORTS

              TO SHAREHOLDERS, FOR THE YEAR ENDED OCTOBER 31, 2002

     The Gartmore Mutual Funds Annual Reports to  Shareholders  for the Gartmore
Growth Fund and the Nationwide Large Cap Growth Fund, for the year ended October
31,  2002,  are  part of this  SAI and  will  be  provided  to all  shareholders requesting this SAI. For the purpose of this EDGAR filing, the  above-referenced shareholder  reports are  incorporated  herein by  reference  to the  electronic filings made on January 10, 2003, pursuant to Rule 30d-1 [File No. 811-08495].

                        ATTACHMENTS TO SAI (PAGE 4 OF 4)

                    GARTMORE MUTUAL FUNDS SEMI-ANNUAL REPORTS

              TO SHAREHOLDERS, FOR THE PERIOD ENDED APRIL 30, 2003

     The  Gartmore  Mutual Funds  Semi-Annual  Reports to  Shareholders  for the
Gartmore  Growth Fund and the  Nationwide  Large Cap Growth Fund, for the period ended  April  30,  2003,  are  part of  this  SAI and  will be  provided  to all shareholders  requesting  this SAI.  For  purposes  of this  EDGAR  filing,  the above-referenced shareholder reports are incorporated herein by reference to the electronic  filing  made on July 10,  2003,  pursuant  to Rule  30d-1  [File No.
811-08495].